Cash and Cash Equivalents (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	September 30, 2023	June 30, 2023
	US$	US$
Cash on hand	676	1,104
Cash held in banks	14,389,465	12,567,456
	14,390,141	12,568,560

	June 30, 2023	June 30, 2022
	US$	US$
Cash on hand	1,104	4,852
Cash held in banks	12,567,456	8,989,488
	12,568,560	8,994,340

	June 30, 2022	June 30, 2021
	US$	US$
Cash on hand	4,852	40,606
Cash held in banks	8,989,488	20,273,429
	8,994,340	20,314,035